Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	S/ 1,435,254	S/ 1,208,225
Lease liabilities	5,829	6,633
Interest	387,505	445,150
Hedge finance cost payable	23,463	40,160
Trade and other payables	218,916	180,488
Less than 3 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	159,000
Lease liabilities	465	383
Interest	31,255	30,033
Hedge finance cost payable	7,821	8,032
Trade and other payables	175,975	142,253
3 to 12 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	291,964	65,232
Lease liabilities	1,391	1,148
Interest	35,147	35,056
Hedge finance cost payable	7,821	8,032
Trade and other payables	42,941	38,235
1 to 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	414,290	572,993
Lease liabilities	3,973	5,102
Interest	166,252	186,607
Hedge finance cost payable	7,821	24,096
Trade and other payables
More than 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments [Line Items]
Interest-bearing loans adjusted by hedge	570,000	570,000
Lease liabilities
Interest	154,851	193,454
Hedge finance cost payable
Trade and other payables